Investment Strategy - Victory Trivalent Emerging Markets Small-Cap Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of small-capitalization companies that are economically tied to emerging markets countries. For purposes of this policy, a company is considered economically tied to an emerging markets country if it (i) is organized under the laws of, (ii) has its principal place of business in, (iii) derives a significant portion of its revenues or profits from, or (iv) has a majority of its assets located in, such country.The Adviser considers emerging markets countries to be the countries represented in the MSCI Emerging Markets Small Cap Index. The Adviser considers any company with a market capitalization at the time of purchase that is within the range of the market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index to be a small-capitalization company. If the index methodology changes or if a country is added to or removed from the index, the Adviser may adjust its determinations accordingly. The size of companies in the index changes with market conditions and the composition of the index.The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of 24 emerging markets and targets approximately 14% of each market’s free-float adjusted market capitalization. As of the date of this prospectus, emerging market countries include, without limitation, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The composition of the index, including the countries represented, may change over time.In selecting emerging market small-capitalization investments for the Fund, the Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum, attractive valuations, and high profitability. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Small Cap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend and above-average return on invested capital. However, the Fund is actively managed and is not designed to replicate the performance of that index. The Fund’s portfolio composition and performance may deviate significantly from the composition and performance of the index.In selecting portfolio securities, the Adviser may consider certain non-financial ratings or factors, where applicable, using a combination of qualitative and quantitative assessments. The weight given to such factors, if any, varies depending on the issuer, the instrument and the availability and reliability of relevant data. Qualitative assessments may involve the exercise of judgment and may be subjective. Quantitative assessments, where used, are applied as part of the Adviser’s broader investment process and are not determinative. These considerations may not be applied to all investments and, in all cases, are only one component of the Adviser’s overall analysis.The Adviser regularly reviews the Fund’s investments and will sell a security if the Adviser believes there has been a deterioration in the rank of the security in accordance with the Adviser’s process, the security’s valuation has become unattractive relative to other stocks in the universe or other available investments are considered to be more attractive. The Fund may also sell a security to manage risk, meet redemptions or for other portfolio management purposes.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%, which may result in increased transaction costs and taxable distributions to shareholders.